Income tax credit	12 Months Ended
Dec. 31, 2022
Income tax credit

7. Income tax credit

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	£	£	£
Current tax
Corporation tax credit	1,720,000	1,407,542	1,171,928
Total current tax credit	1,720,000	1,407,542	1,171,928

Reconciliation of loss before tax to the tax credit for the year
Loss before tax	3,109,706	14,983,467	6,629,844

Loss on ordinary activities multiplied by the standard rate of tax of 19% (2021: 19% and 2020: 19%)	590,844	2,846,859	1,259,670

Adjustments in respect of prior years	154,422	-	-
Non-deductible expenses	(1,834,581)	(1,641,974)	(4,556)
Super deductions	13,178	-	-
Deferred tax movement on unrecognized fixed asset differences	-	(103,418)	(157,728)
Deferred tax movement on unrecognized timing differences	(671,566)	42,462	2,660
Deferred tax movement on share-based payments	-	-	(152,895)
Deferred tax asset not recognized	(186,879)	(342,227)	(278,753)
Additional allowance in respect of enhanced R&D relief	4,198,115	1,042,213	868,918
Surrender of tax losses for R&D tax credit refund	(2,109,111)	(1,843,915)	(1,537,316)
R&D tax credits generated	1,565,578	1,407,542	1,171,928
Current tax credit	1,720,000	1,407,542	1,171,928

Included within corporation tax receivable are research and development tax credits of £Nil (2021: £Nil and 2020: £5,485) which are included within other income.

Factors affecting future tax

On May 24, 2021, the U.K. 2021 Finance Bill was substantively enacted and subsequently received Royal Assent on June 10, 2021. Under this bill, the rate of U.K. corporation tax will increase to 25% in 2023, with lower rates and tapered relief to be applied to companies with profits below £250,000.

If the Group’s deferred tax balances at the period end were remeasured at 30% this would result in the unrecognized deferred tax asset increasing by £886,660.